Composition of assets sold under agreements to repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets Sold under Agreements to Repurchase [Line Items]
Assets sold under agreements to repurchase	$ 2,016,752	$ 2,141,097
Maximum aggregate balance outstanding at any month-end	2,113,557	2,822,308
Average montly aggregate balance outstanding	$ 1,885,207	$ 2,480,490
Weighted average interest rate for the year	2.33%	2.20%
Weighted average interest rate at December 31	1.91%	2.57%